Statement of Cash Flows	2 Months Ended
Jun. 30, 2018 USD ($)
Cash flows from operating activities
Net loss	$ (42,375)
Increase in accounts payable and accrued liabilities	12,800
Net cash from operating activities	(29,575)
Cash flows from investing activities
Investment in joint venture	150,000
Net cash from investing activities	(150,000) [1]
Cash flows from financing activities
Issuance of common stock for cash	514,225
Net cash from financing activities	514,225
Net increase in cash	334,650
Cash, beginning of period	0
Cash, end of period	334,650
Supplemental disclosure of cash flow information
Interest	0
Income taxes	$ 0

[1]	Refer to Note 2 in the financial statements for disclosures over all non-cash investing and financing activities during the period.